Short-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (1.8%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	100	101
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	110	112
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	275	279
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	240	254
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	500	528
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/23	250	250
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	370	382
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	135	140
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	320	344
Alabama Federal Aid Highway Finance Authority, Fuel Sales Tax Revenue, Prere.	3.100%	9/1/24	150	150
Alabama Federal Aid Highway Finance Authority, Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	50	50
Alabama Federal Aid Highway Finance Authority, Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	150	151
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/23	135	135
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	340	367
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	145	147
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	140	142
				3,532
Arizona (0.9%)
Arizona Lease Revenue COP, ETM	5.000%	10/1/25	160	165
Arizona Lease Revenue COP, ETM	5.000%	10/1/26	80	84
Arizona Lease Revenue COP, ETM	5.000%	10/1/27	230	245
Arizona Lease Revenue COP, ETM	5.000%	10/1/28	75	81
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	100	101
Phoenix AZ GO	4.000%	7/1/24	90	91
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/25	115	117
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	85	86
	Pima County AZ Sewer System Sewer Revenue, ETM	5.000%	7/1/24	35	35
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	200	201
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	250	265
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	105	114
					1,836
Arkansas (0.1%)
	Alma School District No. 30 GO, Prere.	3.000%	2/1/24	100	100
	Little Rock AR Water Reclamation System Sewer Revenue, Prere.	3.500%	4/1/25	110	110
					210
California (15.2%)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/25	50	46
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	50	38
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	100	99
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	400	389
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	300	274
	California Department of Water Resources Water Revenue	5.000%	12/1/26	220	234
	California Department of Water Resources Water Revenue	5.000%	12/1/28	130	139
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	60	61
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	50	51
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	200	205
	California GO	5.000%	9/1/23	60	60
	California GO	4.000%	11/1/23	155	155
	California GO	5.000%	11/1/23	195	196
	California GO	5.000%	12/1/23	700	703
	California GO	5.000%	4/1/24	365	369
	California GO	5.000%	4/1/24	100	101
	California GO	5.000%	8/1/24	265	270
	California GO	5.000%	8/1/24	130	132
	California GO	5.000%	8/1/24	155	158
	California GO	5.000%	8/1/24	215	219
	California GO	5.000%	9/1/24	115	117
	California GO	4.000%	10/1/24	200	202
	California GO	5.000%	10/1/24	55	56
	California GO	5.000%	10/1/24	100	102
	California GO	5.000%	11/1/24	380	388
	California GO	5.000%	11/1/24	115	118
	California GO	4.000%	12/1/24	125	125
	California GO	5.000%	12/1/24	390	392
	California GO	5.500%	2/1/25	150	155
	California GO	5.000%	3/1/25	100	103
	California GO	5.000%	9/1/25	100	104
	California GO	5.000%	10/1/25	395	402
	California GO	5.000%	10/1/25	185	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	10/1/25	100	104
	California GO	5.000%	11/1/25	115	120
	California GO	5.000%	11/1/25	115	120
	California GO	3.250%	2/1/26	100	100
	California GO	5.000%	3/1/26	150	154
	California GO	5.000%	4/1/26	65	68
	California GO	5.000%	8/1/26	60	63
	California GO	5.000%	8/1/26	120	124
	California GO	5.000%	9/1/26	200	212
	California GO	5.000%	10/1/26	100	106
	California GO	5.000%	12/1/26	405	431
	California GO	5.000%	3/1/27	350	360
	California GO	5.000%	4/1/27	175	187
	California GO	5.000%	8/1/27	115	122
	California GO	5.000%	8/1/27	120	127
	California GO	5.000%	8/1/27	95	98
	California GO	4.000%	9/1/27	260	270
	California GO	5.000%	10/1/27	335	341
	California GO	5.000%	10/1/27	100	108
	California GO	4.000%	11/1/27	220	222
	California GO	5.000%	11/1/27	185	200
	California GO	5.000%	12/1/27	140	152
	California GO	5.000%	4/1/28	330	362
	California GO	5.000%	8/1/28	460	485
	California GO	5.000%	8/1/28	270	290
	California GO	5.000%	8/1/28	225	242
	California GO	5.000%	8/1/28	80	88
	California GO	5.000%	9/1/28	235	248
	California GO	5.000%	10/1/28	235	259
	California GO	5.000%	10/1/28	100	110
	California GO	4.000%	11/1/28	100	101
	California GO	5.000%	11/1/28	50	55
	California GO	5.000%	11/1/28	115	127
	California GO	3.000%	3/1/29	80	79
	California GO	3.000%	3/1/29	415	409
	California GO	5.000%	8/1/29	105	111
	California GO	5.000%	8/1/29	135	140
	California GO	5.000%	8/1/29	135	148
	California GO	5.000%	8/1/29	250	269
	California GO	5.000%	10/1/29	50	51
	California GO	5.000%	10/1/29	350	392
	California GO	5.000%	10/1/29	510	535
	California GO	5.000%	10/1/29	320	352
	California GO	5.000%	10/1/29	100	112
	California GO	5.000%	11/1/29	355	398
	California GO	5.000%	11/1/29	220	238
	California GO	5.000%	11/1/29	305	342
	California GO	5.000%	3/1/30	350	359
	California GO	5.000%	8/1/30	55	58
	California GO	5.000%	8/1/30	160	172
	California GO	5.000%	10/1/30	100	114
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	60	65
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	365	398
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	115	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	140	149
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	50	52
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	200	206
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	125	137
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	60	65
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	200	225
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/23	100	100
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	100	102
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	100	104
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	100	109
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	100	111
	California State University College & University Revenue	5.000%	11/1/27	105	109
	California State University College & University Revenue	3.250%	11/1/28	50	50
	California State University College & University Revenue PUT	0.550%	11/1/26	75	67
	California State University College & University Revenue PUT	3.125%	11/1/26	250	248
	California State University College & University Revenue, Prere.	4.000%	11/1/24	205	207
	Coast Community College District GO, Prere.	5.000%	8/15/25	385	399
[1]	El Dorado Irrigation District Water Revenue, Prere.	5.250%	3/1/24	100	101
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	130	111
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	180	182
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	140	142
	Los Angeles CA Unified School District GO	5.000%	7/1/24	125	127
	Los Angeles CA Unified School District GO	5.000%	7/1/25	330	335
	Los Angeles CA Unified School District GO	5.000%	7/1/26	355	375
	Los Angeles CA Unified School District GO	5.000%	7/1/27	105	113
	Los Angeles CA Unified School District GO	5.000%	7/1/28	100	110
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	200	207
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	60	66
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/28	85	94
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/29	35	39
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	110	126
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	4.000%	7/1/26	125	128
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	135	142
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	235	241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	225	248
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	250	266
	Los Angeles Unified School District GO	5.000%	7/1/27	135	146
	Los Angeles Unified School District GO	5.000%	7/1/28	275	291
	Los Angeles Unified School District GO	2.000%	7/1/29	60	54
	Los Angeles Unified School District GO	5.000%	7/1/29	120	131
	Los Rios Community College District GO	3.000%	8/1/25	60	60
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	55	57
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	465	449
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	200	201
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	715	741
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	300	309
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	120	123
[3]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	135	151
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	560	570
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	135	141
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	175	182
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	15	14
	San Diego Community College District GO, Prere.	5.000%	8/1/26	150	159
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	195	201
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	270	286
	San Diego Unified School District GO, Prere.	6.000%	7/1/24	100	102
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	100	104
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	90	90
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	460	459
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	75	75
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	100	102
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	50	47
	University of California College & University Revenue	5.000%	5/15/24	200	203
	University of California College & University Revenue	5.000%	5/15/25	150	155
	University of California College & University Revenue	5.000%	5/15/25	105	109
	University of California College & University Revenue	5.000%	5/15/28	95	102
	University of California College & University Revenue	5.000%	5/15/28	370	407
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	65	67

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	University of California College & University Revenue, Prere.	5.000%	5/15/29	300	336
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	60	62
					29,657
Colorado (1.0%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/23	400	401
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	180	190
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	330	338
	Colorado Health Facilities Authority Hospital Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	435	437
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	100	104
	Denver CO City & County GO	5.000%	8/1/29	145	161
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	165	184
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	150	146
					1,961
Connecticut (2.9%)
	Connecticut GO	5.000%	1/15/24	200	201
	Connecticut GO	5.000%	3/15/24	200	202
	Connecticut GO	5.000%	8/1/24	410	416
	Connecticut GO	5.000%	8/1/25	100	103
	Connecticut GO	5.000%	9/15/25	300	310
	Connecticut GO	5.000%	4/15/26	100	105
	Connecticut GO	5.000%	11/15/26	125	130
	Connecticut GO	5.000%	1/15/27	100	106
	Connecticut GO	5.000%	4/15/27	145	154
	Connecticut GO	4.000%	1/15/28	125	130
	Connecticut GO	5.000%	9/15/28	475	519
	Connecticut GO	5.000%	11/15/28	80	88
	Connecticut GO	3.250%	11/15/29	50	50
	Connecticut GO, Prere.	5.000%	10/15/23	150	150
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	120	121
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	590	591
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	100	105
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	120	124
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	295	321
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	410	416
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	400	390
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	250	244
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	200	190
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	40	43
	Connecticut State Special Tax Fuel Sales Tax Revenue	5.000%	8/1/24	210	213
	Connecticut State Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	100	105
	Connecticut State Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	90	96
	Connecticut State Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	110	119
					5,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia (1.5%)
	District of Columbia GO	5.000%	6/1/24	50	51
	District of Columbia GO	5.000%	10/15/25	225	233
	District of Columbia GO	5.000%	6/1/29	225	249
	District of Columbia Income Tax revenue	5.000%	10/1/23	60	60
	District of Columbia Income Tax Revenue	5.000%	10/1/24	185	188
	District of Columbia Income Tax Revenue	5.000%	10/1/25	270	280
	District of Columbia Income Tax Revenue	5.000%	10/1/25	150	155
	District of Columbia Income Tax Revenue	5.000%	12/1/25	65	68
	District of Columbia Income Tax Revenue	5.000%	10/1/26	150	159
	District of Columbia Income Tax Revenue	5.000%	10/1/27	170	183
	District of Columbia Income Tax Revenue	5.000%	12/1/29	100	112
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	170	170
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	340	346
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	500	549
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	160	171
					2,974
Florida (2.9%)
	Broward County FL School District Lease (Appropriation) COP	5.000%	7/1/24	205	207
	Broward County FL School District Lease (Appropriation) COP	5.000%	7/1/28	245	266
	Broward County FL School District Lease (Renewal) COP	5.000%	7/1/24	50	51
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	100	107
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	65	71
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	185	187
[1]	Duval County Public Schools Lease(Appropriation) COP	5.000%	7/1/25	100	103
[1]	Duval County Public Schools Lease(Appropriation) COP	5.000%	7/1/27	120	128
[1]	Duval County Public Schools Lease(Appropriation) COP	5.000%	7/1/28	280	302
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	150	152
	Florida Department of Management Services Lease Revenue COP	5.000%	11/1/26	140	148
	Florida GO	5.000%	6/1/24	400	405
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	100	101
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	100	102
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	100	103
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	100	104
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	100	104
	Florida Lottery Revenue	5.000%	7/1/25	60	62
	Florida Lottery Revenue	5.000%	7/1/27	215	230
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	160	160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	85	89
	Hillsborough County School Board Lease (Approprition) Revenue (Master Lease Program) COP	5.000%	7/1/26	70	72
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	240	243
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	285	285
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/23	100	100
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/24	120	122
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	160	165
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	75	80
	Miami-Dade County School Board Lease (Renewal) COP	5.000%	2/1/26	60	62
	Miami-Dade County School Board Lease (Renewal) COP	5.000%	5/1/27	65	66
	Miami-Dade County School Board Lease (Renewal) COP	5.000%	2/1/29	90	93
	Miami-Dade County School Board Lease(Renewal) COP	5.000%	2/1/24	155	156
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	6.000%	10/1/23	280	280
	Orange County School Board Lease (Renewal ) COP, Prere.	5.000%	8/1/25	100	103
	Orange County School Board Lease (Renewal ) COP, Prere.	5.000%	8/1/25	100	103
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	180	153
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	55	56
	Palm Beach County School District Lease (Appropriation) Revenue COP	5.000%	8/1/26	120	126
	Palm Beach County School District Lease (Appropriation) Revenue COP	5.000%	8/1/27	140	150
[6]	Tampa Bay Water Revenue	6.000%	10/1/29	55	64
					5,661
Georgia (2.3%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	200	201
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28	245	252
	Atlanta GA Water & Wastewater Revenue, Prere.	5.000%	5/1/25	50	51
	Georgia GO	5.000%	12/1/23	85	85
	Georgia GO	5.000%	7/1/25	100	103
	Georgia GO	5.000%	8/1/25	165	170
	Georgia GO	4.000%	1/1/26	100	102
	Georgia GO	5.000%	1/1/26	85	89
	Georgia GO	5.000%	7/1/26	100	105
	Georgia GO	4.000%	1/1/27	100	103
	Georgia GO	5.000%	7/1/27	100	107
	Georgia GO	5.000%	12/1/27	385	409
	Georgia GO	4.000%	1/1/28	100	104
	Georgia GO	5.000%	7/1/28	105	115
	Georgia GO	5.000%	7/1/28	500	548
	Georgia GO	5.000%	8/1/28	140	154
	Georgia GO	5.000%	2/1/29	80	85
	Georgia GO	4.000%	7/1/29	65	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	2/1/30	30	31
	Georgia GO	5.000%	7/1/30	205	228
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	100	105
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	65	71
	Gwinnett County School District GO	5.000%	8/1/27	220	237
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/24	185	186
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	75	76
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	125	129
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	130	145
	Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	75	76
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	305	312
					4,448
Hawaii (0.7%)
	Hawaii GO	5.000%	10/1/23	50	50
	Hawaii GO	5.000%	10/1/24	165	168
	Hawaii GO	5.000%	8/1/25	100	102
	Hawaii GO	5.000%	10/1/25	210	217
	Hawaii GO	5.000%	5/1/26	40	42
	Hawaii GO	5.000%	10/1/26	165	174
	Hawaii GO	5.000%	5/1/28	50	53
	Hawaii GO	5.000%	10/1/29	75	79
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/26	200	209
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/27	105	112
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/30	100	111
					1,317
Idaho (0.1%)
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	130	143
Illinois (6.4%)
	Chicago IL GO	5.000%	1/1/27	200	207
	Chicago IL GO	5.000%	1/1/28	55	58
	Chicago IL GO	5.000%	1/1/29	150	158
[6]	Chicago IL GO, ETM	0.000%	1/1/28	50	43
	Chicago IL GO, ETM	5.250%	1/1/28	210	215
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,000	1,004
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	65	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	230	234
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	65	69
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	215	218
	Chicago Park District GO, Prere.	5.500%	1/1/24	215	216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Park District GO, Prere.	5.750%	1/1/24	200	202
	Cook County IL GO	5.000%	11/15/23	95	95
	Cook County IL GO	5.000%	11/15/25	265	273
	Cook County IL GO	4.000%	11/15/26	85	87
	Illinois GO	5.000%	3/1/24	475	478
	Illinois GO	5.000%	7/1/24	135	136
	Illinois GO	5.000%	11/1/24	135	137
	Illinois GO	5.000%	12/1/24	250	254
	Illinois GO	5.000%	3/1/25	650	662
	Illinois GO	5.000%	3/1/25	250	255
	Illinois GO	5.000%	7/1/25	220	225
	Illinois GO	5.000%	11/1/25	350	359
	Illinois GO	5.000%	2/1/26	150	150
	Illinois GO	5.000%	2/1/26	50	51
	Illinois GO	5.000%	3/1/26	50	52
	Illinois GO	5.000%	7/1/26	240	248
	Illinois GO	5.000%	11/1/26	325	338
	Illinois GO	5.000%	2/1/27	70	73
	Illinois GO	5.000%	6/1/27	155	160
	Illinois GO	5.000%	7/1/27	125	131
	Illinois GO	5.000%	11/1/27	205	216
	Illinois GO	5.000%	2/1/28	50	52
	Illinois GO	5.000%	3/1/28	300	317
	Illinois GO	5.000%	3/1/28	50	53
	Illinois GO	5.000%	5/1/28	100	106
	Illinois GO	5.000%	7/1/28	125	133
	Illinois GO	5.000%	11/1/28	135	142
	Illinois GO	5.000%	12/1/28	25	26
	Illinois GO	5.000%	3/1/29	200	214
	Illinois GO	5.000%	5/1/29	100	107
	Illinois GO	5.000%	7/1/29	150	161
	Illinois GO	5.000%	10/1/29	100	106
	Illinois GO	5.000%	11/1/29	250	263
[1]	Illinois GO	4.000%	2/1/30	365	368
	Illinois GO	5.250%	2/1/30	100	100
	Illinois GO	5.000%	5/1/30	100	108
	Illinois GO	5.000%	7/1/30	135	147
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	200	201
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	100	102
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	100	103
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	260	266
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	150	156
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	200	211
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	325	349
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	245	267
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	138
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/23	25	25
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	125	129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	210	221
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	50	53
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	160	174
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	50	50
[4]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	250	251
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	160	167
[1]	St Clair County Community Unit School District No. 187 Cahokia GO, ETM	4.000%	1/1/28	25	26
					12,464
Indiana (0.5%)
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	60	67
	Indiana Finance Authority Lease Revenue	5.000%	12/1/24	380	388
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	250	252
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/27	235	208
					915
Iowa (0.1%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	165	177
Kansas (0.3%)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	250	254
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	110	113
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	225	232
					599
Kentucky (0.3%)
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/26	100	101
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	190	190
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	60	61
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	75	78
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	205	215
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/25	30	31
					676
Louisiana (1.1%)
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	420	430
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	105	107
	Louisiana GO	5.000%	8/1/27	85	89
	Louisiana GO	4.000%	2/1/29	200	201
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	100	105
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	1,000	1,007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	150	152
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	115	117
				2,208
Maryland (3.9%)
Baltimore MD Sewer Revenue (Wastewater Project), Prere.	5.000%	1/1/24	250	251
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	395	397
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	100	100
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	190	191
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	125	132
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	140	148
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/26	295	301
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	70	75
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	65	70
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	115	115
Maryland GO	5.000%	3/15/24	170	171
Maryland GO	5.000%	6/1/24	100	101
Maryland GO	5.000%	8/1/24	50	51
Maryland GO	5.000%	8/1/24	175	178
Maryland GO	5.000%	8/1/24	125	127
Maryland GO	5.000%	8/1/25	115	119
Maryland GO	5.000%	8/1/25	300	310
Maryland GO	5.000%	8/1/25	80	83
Maryland GO	5.000%	3/15/26	245	256
Maryland GO	5.000%	3/15/26	110	115
Maryland GO	5.000%	8/1/26	190	200
Maryland GO	5.000%	3/15/27	190	203
Maryland GO	3.000%	8/1/27	205	204
Maryland GO	5.000%	8/1/27	155	167
Maryland GO	4.000%	6/1/28	80	80
Maryland GO	5.000%	8/1/28	65	71
Maryland GO	5.000%	8/1/28	190	208
Maryland GO	5.000%	8/1/28	275	302
Maryland GO	5.000%	8/1/28	100	110
Maryland GO	5.000%	3/15/29	220	239
Maryland GO	5.000%	3/15/29	165	183
Maryland GO	4.000%	6/1/29	200	200
Maryland GO	5.000%	8/1/29	150	167
Maryland GO	5.000%	8/1/29	150	164
Maryland GO	5.000%	3/15/30	90	98
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	115	120
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	75	82
Montgomery County MD GO	5.000%	11/1/24	130	132
Montgomery County MD GO	5.000%	10/1/26	100	106
Montgomery County MD GO, Prere.	5.000%	11/1/24	75	76
Montgomery County MD GO, Prere.	5.000%	11/1/24	225	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County MD GO, Prere.	5.000%	11/1/24	100	102
	Montgomery County MD GO, Prere.	5.000%	11/1/24	420	428
	Prince George's M County D GO	5.000%	7/15/27	160	172
	Prince George's M County D GO	5.000%	7/15/28	60	66
	Prince George's M County D GO	3.000%	9/15/28	215	211
					7,611
Massachusetts (2.4%)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	135	137
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	75	75
	Commonwealth of Massachusetts GO	5.000%	7/1/24	55	56
	Commonwealth of Massachusetts GO	5.000%	7/1/24	145	147
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	65	66
	Commonwealth of Massachusetts GO	5.000%	10/1/24	150	153
	Commonwealth of Massachusetts GO	5.000%	11/1/24	220	224
	Commonwealth of Massachusetts GO	5.000%	5/1/25	100	103
	Commonwealth of Massachusetts GO	5.000%	7/1/25	80	83
	Commonwealth of Massachusetts GO	5.000%	7/1/25	290	299
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	50	52
	Commonwealth of Massachusetts GO	3.000%	12/1/25	150	149
	Commonwealth of Massachusetts GO	5.000%	1/1/26	200	209
	Commonwealth of Massachusetts GO	5.000%	5/1/26	100	105
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	105
	Commonwealth of Massachusetts GO	5.000%	7/1/26	125	132
	Commonwealth of Massachusetts GO	5.000%	10/1/26	345	366
	Commonwealth of Massachusetts GO	5.000%	11/1/26	110	117
	Commonwealth of Massachusetts GO	5.000%	12/1/26	220	234
	Commonwealth of Massachusetts GO	5.000%	5/1/27	100	107
	Commonwealth of Massachusetts GO	5.000%	5/1/28	100	109
	Commonwealth of Massachusetts GO	3.000%	7/1/28	50	49
	Commonwealth of Massachusetts GO	5.000%	7/1/28	200	220
	Commonwealth of Massachusetts GO	5.000%	5/1/29	100	111
	Commonwealth of Massachusetts GO	5.000%	10/1/29	95	106
	Commonwealth of Massachusetts GO	5.000%	5/1/30	100	113
[6]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/25	100	103
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/25	200	206
	Massachusetts Bay Transportation Authority Special Assessment Revenue	4.000%	7/1/26	215	220
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	150	162
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	250	264
					4,582
Michigan (1.8%)
[1,7]	Detroit City School District GO	6.000%	5/1/29	275	302
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	40	42
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	115	116
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	200	205
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	330	344
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	145	154
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	100	110
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	920	921
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	430	464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/29	175	194
[4]	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	250	281
	University of Michigan College & University Revenue	5.000%	4/1/26	70	73
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	175	183
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	175	183
					3,572
Minnesota (1.6%)
	Metropolitan Council GAN GO	5.000%	12/1/25	55	57
	Metropolitan Council GAN GO	5.000%	12/1/26	240	255
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	100	102
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	110	115
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	40	42
	Minnesota Appropriations Revenue	5.000%	3/1/29	320	355
	Minnesota Appropriations Revenue	5.000%	3/1/30	440	495
	Minnesota GO	5.000%	9/1/23	100	100
	Minnesota GO	5.000%	8/1/25	150	155
	Minnesota GO	5.000%	8/1/26	150	158
	Minnesota GO	5.000%	10/1/26	55	58
	Minnesota GO	5.000%	9/1/27	275	296
	Minnesota GO	5.000%	10/1/27	155	167
	Minnesota GO	5.000%	8/1/30	150	169
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	500	503
					3,027
Mississippi (0.2%)
	Mississippi GO	5.000%	10/1/27	100	107
	Mississippi GO	5.000%	10/1/28	85	91
	Mississippi GO	5.000%	10/1/29	55	59
[1]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	60	65
					322
Missouri (0.1%)
	Liberty Public School District No. 53 GO	5.000%	3/1/24	100	101
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/29	100	110
					211
Nebraska (0.2%)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	250	269
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	120	131
					400
Nevada (1.1%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	500	506
	Clark County NV GO	5.000%	11/1/26	215	227
	Clark County School District GO	5.000%	6/15/24	100	101
	Clark County School District GO	5.000%	6/15/25	65	67
	Clark County School District GO	5.000%	6/15/25	255	262
	Clark County School District GO	5.000%	6/15/26	150	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County School District GO	5.000%	6/15/26	230	240
	Nevada GO	5.000%	4/1/24	60	60
	Nevada GO	5.000%	11/1/26	100	103
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	80	83
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	200	209
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	130	136
					2,149
New Jersey (5.2%)
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	325	347
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	100	86
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	175	179
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	165	166
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	50	50
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	50	53
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	145	149
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	500	532
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	6/15/24	100	101
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	100	103
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	115	119
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	140	145
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	110	114
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	130	137
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/24	150	151
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	150	153
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	150	155
[4]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	100	102
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	400	427
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	115	120
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	50	51
	New Jersey Economic Development Authority Lease (Appropriation) Revenue Prere.	4.000%	6/15/27	630	653
	New Jersey GO	5.000%	6/1/24	100	101
	New Jersey GO	5.000%	6/1/25	710	730
	New Jersey GO	5.000%	6/1/26	145	152
	New Jersey GO	5.000%	6/1/28	100	103
	New Jersey GO	5.000%	6/1/28	300	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	5.000%	6/1/29	220	242
	New Jersey Transportation Trust Fund Authority Appropriation Revenue	5.000%	6/15/25	50	51
	New Jersey Transportation Trust Fund Authority Appropriation Revenue	5.000%	12/15/26	150	157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	20	20
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	395	397
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	250	253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	135	137
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	200	206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	230	237
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	50	52
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	585	609
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	270	231
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	55	57
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	100	107
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	105	87
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	55	45
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	50	41
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	100	109
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	15	12
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	450	355
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	100	104
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	100	110
[6]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/25	160	166
[3]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	260	268
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	290	293
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	90	96
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	215	218
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	50	54
					10,218
New Mexico (0.7%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	60	63
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	30	31
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	110	118
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	200	218
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	155	168
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/26	210	221
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	170	182
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	70	76
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	155	172
					1,303
New York (17.1%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/24	100	102
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	100	104
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/26	100	106
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/28	100	111
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/30	200	228
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/29	175	142
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	50	49
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	340	314
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	215	229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	100	100
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	315	320
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	110	113
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	140	144
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	436
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	195	203
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	170	145
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	325	343
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	570	602
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	150	150
	Nassau County NY GO	5.000%	10/1/23	125	125
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	125	126
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	150	151
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	375	387
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	130	134
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	300	306

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	100	104
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	115	116
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	120	132
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	115	121
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	225	255
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	70	72
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	125	129
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	55	57
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	115	123
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	300	328
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	300	309
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	295	333
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	245	263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	55	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	505	515
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	105	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	105	109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	270	286
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	170	180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	560	605
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	135	146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	55	59
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	120	131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	145	159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	165	171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	140	145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	115	120

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	105	116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	150	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	215	238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	200	211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	130	133
New York NY GO	5.000%	8/1/24	145	147
New York NY GO	5.000%	8/1/24	100	102
New York NY GO	5.000%	8/1/24	250	254
New York NY GO	5.000%	8/1/25	165	171
New York NY GO	5.000%	8/1/25	80	83
New York NY GO	5.000%	8/1/25	625	647
New York NY GO	5.000%	8/1/25	100	103
New York NY GO	5.000%	8/1/26	190	200
New York NY GO	5.000%	8/1/26	100	105
New York NY GO	5.000%	8/1/26	100	105
New York NY GO	5.000%	3/1/27	70	71
New York NY GO	5.000%	8/1/27	140	146
New York NY GO	5.000%	8/1/27	200	214
New York NY GO	5.000%	8/1/27	85	91
New York NY GO	5.000%	8/1/27	295	316
New York NY GO	5.000%	8/1/27	100	107
New York NY GO	5.000%	8/1/28	50	52
New York NY GO	5.000%	8/1/28	100	106
New York NY GO	5.000%	8/1/28	135	145
New York NY GO	5.000%	8/1/28	70	76
New York NY GO	5.000%	8/1/28	320	331
New York NY GO	5.000%	8/1/28	120	131
New York NY GO	5.000%	8/1/28	100	109
New York NY GO	5.000%	8/1/29	155	161
New York NY GO	5.000%	8/1/29	160	172
New York NY GO	5.000%	8/1/29	200	221
New York NY GO	5.000%	8/1/29	160	177
New York NY GO	5.000%	8/1/29	200	221
New York NY GO	5.000%	12/1/29	150	157
New York NY GO	5.000%	8/1/30	225	252
New York NY GO	5.000%	8/1/30	100	112
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	100	104
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	80	83
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	95	99
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	50	52
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	100	102
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	75	79
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	100	107
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	500	508
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	175	187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	100	101
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	100	102
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	170	174
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	350	384
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	105	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	410	438
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	145	148
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	175	196
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	70	71
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	105	106
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	80	81
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	285	292
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	330	338
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	160	164
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	250	257
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	300	308
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	75	78
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	135	144
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	200	214
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/24	100	102
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	160	168
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	100	109
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	200	222
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	100	112
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/23	150	150
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	100	104
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	150	162

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	165	181
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	240	268
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	125	131
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	65	66
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	50	54
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/30	200	200
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	335	345
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	280	296
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	235	253
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	25	25
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	51
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	50	51
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	155	159
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	115	120
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	165	167
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	115	122
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	590	646
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/25	110	113
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	105	110
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	390	394
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	485	498
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	150	157
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	205	214
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/27	415	446
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	105	108
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	100	110
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	20	21
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	100	111
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	55	56
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	155	162

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/27	100	106
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/26	65	67
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	165	166
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	120	122
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	175	178
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	50	52
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	100	106
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	75	82
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	205	224
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	200	204
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	170	174
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	250	264
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	335	360
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	150	161
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	300	328
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	400	450
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	105	118
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	475	467
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	50	52
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	110	111
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	110	114
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	210	219
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	345	346
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	109
				33,288
North Carolina (1.2%)
North Carolina Appropriations Revenue	5.000%	5/1/24	100	101
North Carolina Appropriations Revenue	5.000%	5/1/25	125	128
North Carolina Appropriations Revenue	5.000%	5/1/27	150	160
North Carolina Appropriations Revenue	5.000%	5/1/28	125	133
North Carolina Appropriations Revenue	5.000%	5/1/29	250	267
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	175	180
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	115	125
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	70	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina GO	5.000%	6/1/25	205	211
	North Carolina GO	5.000%	6/1/28	60	63
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	355	363
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	175	178
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	255	263
					2,245
Ohio (2.2%)
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	135	136
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	75	76
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	125	126
[6]	Cincinnati City School District GO	5.250%	12/1/29	220	247
	Columbus OH GO	5.000%	7/1/25	100	103
	Columbus OH GO	5.000%	4/1/29	85	91
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	265	270
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	45	50
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	6/1/29	20	22
	Hamilton County OH Sewer System Sewer Revenue, Prere.	5.000%	12/1/23	50	50
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	130	131
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	530	540
	Ohio GO	5.000%	9/15/23	50	50
	Ohio GO	5.000%	12/15/23	125	126
	Ohio GO	5.000%	8/1/24	60	61
	Ohio GO	5.000%	9/15/24	110	112
	Ohio GO	5.000%	12/15/24	80	82
	Ohio GO	5.000%	8/1/25	70	72
	Ohio GO	5.000%	8/1/25	125	129
	Ohio GO	5.000%	9/15/25	185	191
	Ohio GO	5.000%	8/1/27	130	139
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	150	151
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	75	77
	Ohio Higher Educational Facility Commission College & University Revenue (Oberlin College Project), ETM	5.000%	10/1/23	75	75
	Ohio State University College & University Revenue	5.000%	12/1/29	250	279
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	90	98
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	115	115
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	115	116
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	50	51
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	125	134
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	230	254
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	50	52
					4,206

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma (0.5%)
Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/29	370	362
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	200	205
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	230	232
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/25	125	128
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/30	100	111
				1,038
Oregon (1.1%)
Multnomah County OR GO	5.000%	6/15/27	185	198
Multnomah County OR GO	5.000%	6/15/29	55	61
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/24	140	142
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	75	77
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	51
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	285	291
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	51
Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	100	109
Oregon State Lottery Revenue	5.000%	4/1/26	155	159
Oregon State Lottery Revenue	5.000%	4/1/28	95	97
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	310	333
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	300	322
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	65	66
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	115	117
Washington County OR GO, Prere.	3.000%	7/1/29	20	20
				2,094
Pennsylvania (3.5%)
Commonwealth of Pennsylvania GO	5.000%	9/15/23	105	105
Commonwealth of Pennsylvania GO	5.000%	1/1/24	270	271
Commonwealth of Pennsylvania GO	5.000%	7/1/24	60	61
Commonwealth of Pennsylvania GO	5.000%	8/15/24	255	259
Commonwealth of Pennsylvania GO	5.000%	9/15/24	225	229
Commonwealth of Pennsylvania GO	5.000%	9/15/24	180	183
Commonwealth of Pennsylvania GO	5.000%	10/1/24	100	102
Commonwealth of Pennsylvania GO	5.000%	1/1/25	190	194
Commonwealth of Pennsylvania GO	5.000%	7/15/25	265	273
Commonwealth of Pennsylvania GO	5.000%	8/15/25	125	129
Commonwealth of Pennsylvania GO	5.000%	9/15/25	150	155
Commonwealth of Pennsylvania GO	5.000%	9/15/25	185	191
Commonwealth of Pennsylvania GO	5.000%	7/15/26	120	126
Commonwealth of Pennsylvania GO	5.000%	9/15/26	90	95
Commonwealth of Pennsylvania GO	3.000%	4/1/27	105	103
Commonwealth of Pennsylvania GO	5.000%	7/15/27	155	166
Commonwealth of Pennsylvania GO	5.000%	1/1/28	80	85
Commonwealth of Pennsylvania GO	5.000%	3/1/28	125	136
Commonwealth of Pennsylvania GO	5.000%	3/15/28	170	174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	3.000%	6/15/28	80	78
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	100	102
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	150	150
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	205	227
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	150	151
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	150	153
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	300	291
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	200	201
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	200	208
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	130	131
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	200	204
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	100	100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	75	77
	Philadelphia PA GO	5.000%	8/1/25	145	149
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	200	203
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	120	122
	Philadelphia School District GO	5.000%	9/1/24	205	208
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	115	121
[6]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/28	50	41
[8]	School District of Philadelphia GO	5.000%	9/1/27	175	183
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	310	340
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	255	259
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	50	50
					6,786
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	110	115
South Carolina (0.3%)
[4]	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/24	100	102
[4]	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/28	150	164
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue, Prere.	5.000%	12/1/23	150	150
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	135	136
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	85	86
					638
Tennessee (0.3%)
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	90	94
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	75	78
	Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	150	140
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	5	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/30	105	108
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	115	119
					545
Texas (10.6%)
	Abilene TX GO, Prere.	3.000%	2/15/24	50	50
	Alamo Community College District GO	5.000%	2/15/24	75	76
	Alamo Community College District GO	5.000%	2/15/25	115	118
	Austin Independent School District GO	5.000%	8/1/24	65	66
	Austin Independent School District GO	5.000%	8/1/25	115	119
	Bexar County TX GO, Prere.	5.000%	6/15/24	80	81
	Bexar County TX GO, Prere.	5.000%	6/15/26	360	377
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	140	142
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	95	96
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	125	129
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	65	67
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	135	142
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	100	111
	Collin County TX GO	5.000%	2/15/24	100	101
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	135	141
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	115	120
[3]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	140	154
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	220	243
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	90	93
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	245	253
[4]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	100	103
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	160	168
[4]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	100	109
[4]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	100	109
[4]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	100	111
[9]	Dallas Independent School District GO	5.000%	2/15/24	250	252
[9]	Dallas Independent School District GO	5.000%	8/15/24	75	76
[9]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	560	568
	Dallas TX GO	5.000%	2/15/26	100	104
	Dallas TX GO	5.000%	2/15/27	100	106
	Dallas TX GO	5.000%	2/15/28	100	108
	Dallas TX GO	5.000%	2/15/29	265	290
	Dallas TX GO	5.000%	2/15/30	100	111
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	165	170
[9]	Fort Worth Independent School District GO	5.000%	2/15/28	115	118
[9]	Garland Independent School District GO	5.000%	2/15/24	185	186
[9]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	380	336
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	250	266
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	225	225
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	585	586
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	190	190
	Harris County TX GO	5.000%	10/1/24	160	163
	Harris County TX GO	5.000%	10/1/26	145	153
	Harris County TX GO	5.000%	10/1/27	155	159
	Harris County TX Highway Revenue	5.000%	8/15/25	100	103
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	90	91
[9]	Houston Independent School District GO	5.000%	2/15/25	225	230
[9]	Houston Independent School District GO	5.000%	2/15/26	165	172
[9]	Houston Independent School District GO	5.000%	2/15/27	50	52
[9]	Houston Independent School District GO	5.000%	2/15/28	115	122
[9]	Houston Independent School District GO	5.000%	2/15/30	370	385
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	85	92
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	250	253
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	395	399
	Houston TX GO	5.000%	3/1/25	115	118
	Houston TX GO	5.000%	3/1/26	175	181
	Houston TX GO	5.000%	3/1/28	50	54
	Houston TX GO	5.000%	3/1/29	105	111
	Houston TX GO	5.000%	3/1/30	55	60
[9]	Katy Independent School District GO	5.000%	2/15/24	125	126
[9]	Leander Independent School District GO, Prere.	0.000%	8/15/24	250	74
	Lewisville Independent School District GO	5.000%	8/15/25	65	67
	Lewisville Independent School District GO	5.000%	8/15/28	65	67
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	100	106
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	100	110
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	130	131
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	165	166
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	100	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	60	60
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	52
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	65	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	100	104
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	160	166
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	285	289
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	90	93
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	50	52
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	260	223
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	150	124
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	295	234
[9]	Northside Independent School District GO PUT	0.700%	6/1/25	20	19
[9]	Northside Independent School District GO PUT	3.000%	8/1/26	150	147
[9]	Northside Independent School District GO PUT	2.000%	6/1/27	250	234
[9]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	90	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	390	393
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	150	153
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	80	82
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	115	120
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	400	431
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	255	267
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	150	148
	San Antonio TX Electric & Gas Systems Revenue Electric Power & Light Revenue, ETM	5.000%	2/1/24	255	257
	San Antonio TX GO	5.000%	2/1/25	250	256
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	200	198
[9]	Spring Branch Independent School District GO	5.000%	2/1/25	155	158
[9]	Spring Branch Independent School District GO	5.000%	2/1/26	100	104
	Texas A&M University College & University Revenue	5.000%	5/15/25	85	87
	Texas A&M University College & University Revenue	5.000%	5/15/26	100	105
	Texas A&M University College & University Revenue	5.000%	5/15/27	60	64
	Texas GO	5.000%	10/1/23	175	175
	Texas GO	5.000%	10/1/24	200	202
	Texas GO	5.000%	4/1/26	175	176
	Texas GO	5.000%	10/1/26	185	188
	Texas GO	5.000%	10/1/26	120	124
	Texas GO	5.000%	10/1/27	90	92
	Texas GO	5.000%	10/1/27	95	98
	Texas GO	5.000%	10/1/28	75	77
	Texas GO	5.000%	10/1/29	350	361
	Texas GO, Prere.	5.000%	4/1/24	520	525
	Texas GO, Prere.	5.000%	4/1/24	100	101
	Texas GO, Prere.	5.000%	4/1/24	200	202
	Texas GO, Prere.	5.000%	4/1/24	265	267
	Texas GO, Prere.	5.000%	4/1/24	300	303
	Texas GO, Prere.	5.000%	4/1/24	105	106
	Texas GO, Prere.	5.000%	4/1/24	105	106
	Texas GO, Prere.	5.000%	10/1/24	165	168
	Texas GO, Prere.	5.000%	10/1/24	100	102
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	500	509
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	550	555
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	355	367
	Texas Water Development Board Water Revenue	5.000%	10/15/30	130	135
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	60	64
					20,703
Utah (0.7%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	225	248
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	190	212
	Utah GO	5.000%	7/1/25	150	155

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah GO	5.000%	7/1/27	200	215
Utah GO	5.000%	7/1/28	50	55
Utah GO	5.000%	7/1/30	200	220
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	165	170
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	52
				1,327
Virginia (1.6%)
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	125	126
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/24	100	101
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	100	102
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	100	104
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	100	106
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	225	239
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	100	108
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	100	110
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	55	60
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	100	112
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	100	112
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	750	768
Virginia College Building Authority Lease (Appropriation) Revenue (21St Century College and Equipment Project)	5.000%	2/1/25	135	138
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	105	108
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	140	150
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	65	65
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	120	124
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	135	137
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	100	102
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	80	83
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	200	206
				3,161

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington (4.0%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	75	78
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	165	171
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	135	140
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	650	674
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	380	410
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	115	128
Energy Northwest Nuclear Revenue	5.000%	7/1/24	75	76
Energy Northwest Nuclear Revenue	5.000%	7/1/26	100	103
Energy Northwest Nuclear Revenue	5.000%	7/1/29	55	59
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	375	380
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	210	221
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	300	304
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	235	247
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	65	68
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	65	66
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	390	425
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	190	192
King County WA GO	5.000%	1/1/30	200	224
King County WA Sewer Revenue	4.000%	7/1/30	160	163
King County WA Sewer Revenue PUT	0.625%	1/1/32	100	99
King County WA Sewer Revenue, Prere.	5.000%	1/1/25	100	102
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	145	148
Washington Appropriations Revenue (Garvee-SR 520 Corridor Project)	5.000%	9/1/24	60	61
Washington GO	5.000%	7/1/24	120	122
Washington GO	5.000%	7/1/24	85	86
Washington GO	5.000%	7/1/24	230	233
Washington GO	5.000%	7/1/25	120	124
Washington GO	5.000%	7/1/25	200	206
Washington GO	4.000%	7/1/26	145	148
Washington GO	5.000%	7/1/26	65	66
Washington GO	5.000%	7/1/26	175	179
Washington GO	4.000%	7/1/27	905	936
Washington GO	5.000%	8/1/27	245	257
Washington GO	5.000%	8/1/27	180	193
Washington GO	5.000%	7/1/28	55	56
Washington GO	5.000%	7/1/28	50	52
Washington GO	5.000%	7/1/29	155	158
Washington GO	5.000%	8/1/29	130	139
Washington GO	5.000%	7/1/30	135	140
Washington GO	5.000%	7/1/30	200	225
				7,859
Wisconsin (1.1%)
Dane County WI GO	2.500%	6/1/27	100	95
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/24	200	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO	5.000%	5/1/24	125	126
	Wisconsin GO	5.000%	11/1/24	200	204
	Wisconsin GO	5.000%	5/1/25	105	107
	Wisconsin GO	5.000%	11/1/25	150	156
	Wisconsin GO	5.000%	11/1/26	255	270
	Wisconsin GO	5.000%	11/1/27	175	187
	Wisconsin GO	5.000%	11/1/27	155	166
	Wisconsin GO	5.000%	5/1/28	305	312
	Wisconsin GO	5.000%	11/1/28	50	53
	Wisconsin GO	5.000%	11/1/28	60	64
	Wisconsin GO	5.000%	5/1/29	110	113
					2,055
Total Tax-Exempt Municipal Bonds (Cost $195,708)					193,975
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[10]	Vanguard Municipal Cash Management Fund (Cost $2,167)	4.332%		21,674	2,168
Total Investments (100.7%) (Cost $197,875)					196,143
Other Assets and Liabilities—Net (-0.7%)					(1,292)
Net Assets (100%)					194,851
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2023.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	193,975	—	193,975
Temporary Cash Investments	2,168	—	—	2,168
Total	2,168	193,975	—	196,143